Loans Receivable and Allowance for Loan Losses (Credit Quality Indicators for Commercial Loans, by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2012 Commercial tax-exempt [Member]	Dec. 31, 2011 Commercial tax-exempt [Member]	Dec. 31, 2012 Owner occupied real estate [Member]	Dec. 31, 2011 Owner occupied real estate [Member]	Dec. 31, 2012 Commercial construction and land development [Member]	Dec. 31, 2011 Commercial construction and land development [Member]	Dec. 31, 2012 Commercial real estate [Member]	Dec. 31, 2011 Commercial real estate [Member]	Dec. 31, 2012 Pass [Member]	Dec. 31, 2011 Pass [Member]	Dec. 31, 2012 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2011 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2012 Pass [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Pass [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Pass [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Pass [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Pass [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Pass [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Pass [Member] Commercial real estate [Member]	Dec. 31, 2011 Pass [Member] Commercial real estate [Member]	Dec. 31, 2012 Special Mention [Member]	Dec. 31, 2011 Special Mention [Member]	Dec. 31, 2012 Special Mention [Member] Commercial and industrial [Member]	Dec. 31, 2011 Special Mention [Member] Commercial and industrial [Member]	Dec. 31, 2012 Special Mention [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Special Mention [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Special Mention [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Special Mention [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Special Mention [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Special Mention [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Special Mention [Member] Commercial real estate [Member]	Dec. 31, 2011 Special Mention [Member] Commercial real estate [Member]	Dec. 31, 2012 Substandard Accrual [Member]	Dec. 31, 2011 Substandard Accrual [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial and industrial [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Substandard Accrual [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Substandard Accrual [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Substandard Accrual [Member] Commercial real estate [Member]	Dec. 31, 2011 Substandard Accrual [Member] Commercial real estate [Member]	Dec. 31, 2012 Substandard Nonaccrual [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial and industrial [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial tax-exempt [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Owner occupied real estate [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial construction and land development [Member]	Sep. 30, 2012 Substandard Nonaccrual [Member] Commercial real estate [Member]	Dec. 31, 2011 Substandard Nonaccrual [Member] Commercial real estate [Member]	Dec. 31, 2012 Doubtful [Member]	Dec. 31, 2011 Doubtful [Member]	Dec. 31, 2012 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2011 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2012 Doubtful [Member] Commercial tax-exempt [Member]	Dec. 31, 2011 Doubtful [Member] Commercial tax-exempt [Member]	Dec. 31, 2012 Doubtful [Member] Owner occupied real estate [Member]	Dec. 31, 2011 Doubtful [Member] Owner occupied real estate [Member]	Dec. 31, 2012 Doubtful [Member] Commercial construction and land development [Member]	Dec. 31, 2011 Doubtful [Member] Commercial construction and land development [Member]	Dec. 31, 2012 Doubtful [Member] Commercial real estate [Member]	Dec. 31, 2011 Doubtful [Member] Commercial real estate [Member]	Dec. 31, 2011 Improved Credit Quality During the Period [Member] Other Than Pass Rated Loans [Member]	Dec. 31, 2011 Charged off or Transferred to Foreclosed Assets [Member] Other Than Pass Rated Loans [Member]	Dec. 31, 2011 Downgraded Credit Quality During the Period [Member] Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 1,232,365	$ 1,150,450	$ 376,988	$ 321,988	$ 92,202	$ 81,532	$ 268,372	$ 279,372	$ 100,399	$ 103,153	$ 394,404	$ 364,405	$ 1,141,535	$ 1,047,702	$ 335,463	$ 280,884	$ 92,202	$ 77,657	$ 253,338	$ 263,001	$ 81,219	$ 76,374	$ 379,313	$ 349,786	$ 15,900	$ 19,803	$ 6,120	$ 9,176	$ 0	$ 3,875	$ 4,160	$ 2,887	$ 5,046	$ 3,071	$ 574	$ 794	$ 48,563	$ 53,557	$ 24,116	$ 21,766	$ 0	$ 0	$ 7,755	$ 10,589	$ 7,834	$ 15,197	$ 8,858	$ 6,005	$ 26,367	$ 29,388	$ 11,289	$ 10,162	$ 0	$ 0	$ 3,119	$ 2,895	$ 6,300	$ 8,511	$ 5,659	$ 7,820	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 28,400	$ 4,600	$ 34,400